Earnings per share and dividends per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share and dividends per share
Schedule of basic and diluted earnings per share

	Years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Numerator:
Net income attributable to ZTO Express (Cayman) Inc.	1,331,755	2,053,855	3,159,663
Less:
Change in redemption value for redeemable preferred shares	(28,775)	(133,568)	—

Earnings attributable to participating securities	(12,157)	(71,819)	—

Net income attributable to ordinary shareholders in computing basic and diluted earnings per share	1,290,823	1,848,468	3,159,663

Shares (Denominator):
Weight average ordinary shares outstanding—basic	599,373,273	634,581,307	717,138,526
Plus:
Shares for option	—	—	49,054
Shares for Ordinary Share Units and restricted share units	—	—	411,982
Weight average ordinary shares outstanding—diluted	599,373,273	634,581,307	717,599,562
Earnings per share—basic	2.15	2.91	4.41
Earnings per share—diluted	2.15	2.91	4.40